UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Global Allocation Fund
(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class A : IWGAX
Semiannual shareholder report | December 31, 2024
This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$29	0.57%
^	Annualized.
Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4210261)

Macquarie Global Allocation Fund
(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class C : IWGCX
Semiannual shareholder report | December 31, 2024
This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$68	1.32%
^	Annualized.
Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4210261)

Macquarie Global Allocation Fund
(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Institutional Class : IWGIX
Semiannual shareholder report | December 31, 2024
This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$16	0.32%
^	Annualized.
Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4210261)

Macquarie Global Allocation Fund
(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Class R6 : IWGNX
Semiannual shareholder report | December 31, 2024
This semiannual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$9	0.18%
^	Annualized.
Fund statistics (as of December 31, 2024)
Fund net assets	$466,606,882
Total number of portfolio holdings	15
Total advisory fees paid	$164,059
Portfolio turnover rate	15%

Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	34.79%
Global / International Equity Funds	21.94%
US Equity Funds	43.08%
Short-Term Investments	0.29%
Common Stocks	0.03%
Top 10 underlying funds
Macquarie International Core Equity Fund Class R6	19.94%
Macquarie Diversified Income Fund Class R6	16.03%
Macquarie Global Bond Fund Class R6	14.75%
Macquarie Core Equity Fund Class R6	13.49%
Macquarie Large Cap Growth Fund Class R6	11.53%
Macquarie Growth and Income Fund Class R6	6.26%
Macquarie Value Fund Class R6	5.28%
Macquarie Small Cap Core Fund Class R6	4.51%
Macquarie Limited-Term Diversified Income Fund Class R6	2.01%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	2.00%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4210261)

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Macquarie Global Allocation Fund
(formerly, Delaware Ivy Wilshire Global Allocation Fund)
Financial statements and other information
For the six months ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Consolidated schedule of investments
Macquarie Global Allocation Fund	December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds<< — 99.81%
Fixed Income Funds — 34.79%
Macquarie Diversified Income Fund Class R6	9,896,340	$ 74,816,328
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1,223,360	9,322,002
Macquarie Global Bond Fund Class R6	7,512,967	68,818,777
Macquarie Limited-Term Diversified Income Fund Class R6	1,195,134	9,393,757
		162,350,864
Global / International Equity Funds — 21.94%
Macquarie International Core Equity Fund Class R6	4,497,617	93,055,691
Macquarie Systematic Emerging Markets Equity Fund Class R6	480,292	9,308,067
		102,363,758
US Equity Funds — 43.08%
Macquarie Core Equity Fund Class R6	2,926,010	62,967,734
Macquarie Growth and Income Fund Class R6	1,992,652	29,232,206
Macquarie Large Cap Growth Fund Class R6	1,327,256	53,780,396
Macquarie Mid Cap Growth Fund Class R6	155,353	4,627,957
Macquarie Opportunity Fund Class R6	137,167	4,744,618
Macquarie Small Cap Core Fund Class R6	691,399	21,032,359
Macquarie Value Fund Class R6	1,807,045	24,630,027
		201,015,297
Total Affiliated Mutual Funds (cost $409,117,404)		465,729,919

Common Stocks — 0.03%
Consumer Discretionary — 0.03%
Media Group Holdings Series H <<, =, †	72,709	140,362
Media Group Holdings Series T <<, =, †	9,113	0
Total Common Stocks (cost $69,503,579)		140,362

Short-Term Investments — 0.29%
Money Market Mutual Funds — 0.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	332,848	332,848
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	332,848	332,848
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	332,848	332,848

Consolidated schedule of investments
Macquarie Global Allocation Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	332,848	$ 332,848
Total Short-Term Investments (cost $1,331,392)		1,331,392
Total Value of Securities—100.13% (cost $479,952,375)		$467,201,673
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to consolidated financial statements.”
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an integral part of the consolidated financial statements.

Consolidated statement of assets and liabilities
Macquarie Global Allocation Fund	December 31, 2024 (Unaudited)
Assets:
Investments, at value*	$1,331,392
Investments of affiliated issuers, at value**	465,870,281
Receivable for securities sold	734,736
Receivable for fund shares sold	531,047
Dividends and interest receivable	332,382
Prepaid expenses	4,282
Other assets	9,477
Total Assets	468,813,597
Liabilities:
Due to custodian	75,199
Payable for fund shares redeemed	1,252,321
Other accrued expenses	374,219
Payable for securities purchased	317,004
Distribution fees payable to affiliates	84,337
IRS compliance fee for foreign withholding tax claims (see Note 1)	77,212
Investment management fees payable to affiliates	26,423
Total Liabilities	2,206,715
Total Net Assets	$466,606,882

Net Assets Consist of:
Paid-in capital	$486,132,981
Total distributable earnings (loss)	(19,526,099)
Total Net Assets	$466,606,882

Consolidated statement of assets and liabilities
Macquarie Global Allocation Fund

Net Asset Value

Class A:
Net assets	$376,684,681
Shares of beneficial interest outstanding, unlimited authorization, no par	46,099,577
Net asset value per share	$8.17
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.67

Class C:
Net assets	$2,263,315
Shares of beneficial interest outstanding, unlimited authorization, no par	299,379
Net asset value per share	$7.56

Institutional Class:
Net assets	$87,607,622
Shares of beneficial interest outstanding, unlimited authorization, no par	10,533,610
Net asset value per share	$8.32

Class R6:
Net assets	$51,264
Shares of beneficial interest outstanding, unlimited authorization, no par	6,267
Net asset value per share	$8.18
*Investments, at cost	$1,331,392
**Investments of affiliated issuers, at cost	478,620,983
See accompanying notes, which are an integral part of the consolidated financial statements.

Consolidated statement of operations
Macquarie Global Allocation Fund	Six months ended December 31, 2024 (Unaudited)
Investment Income:
Dividends from affiliated investments	$5,828,116
Dividends	54,931
5,883,047

Expenses:
Management fees	164,059
Distribution expenses — Class A	504,209
Distribution expenses — Class C	12,409
Dividend disbursing and transfer agent fees and expenses	387,604
Reports and statements to shareholders expenses	70,234
Accounting and administration expenses	59,603
Registration fees	43,749
Legal fees	19,957
Trustees’ fees	11,243
Audit and tax fees	10,344
Custodian fees	2,793
Other	33,695
1,319,899
Less expenses paid indirectly	(750)
Total operating expenses	1,319,149
Net Investment Income (Loss)	4,563,898

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,021,312)
Affiliated investments	5,264,922
Capital gain distributions received from investments in affiliated investments	15,387,238
Foreign currencies	3,522
Net realized gain (loss)	19,634,370

Net change in unrealized appreciation (depreciation) on:
Investments	3,237,687
Affiliated investments	(9,641,836)
Net change in unrealized appreciation (depreciation)	(6,404,149)
Net Realized and Unrealized Gain (Loss)	13,230,221
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,794,119
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statements of changes in net assets
Macquarie Global Allocation Fund
	Six months ended 12/31/24 (Unaudited)	Year ended 6/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,563,898	$9,868,203
Net realized gain (loss)	19,634,370	9,510,246
Net change in unrealized appreciation (depreciation)	(6,404,149)	33,016,410
Net increase (decrease) in net assets resulting from operations	17,794,119	52,394,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,168,486)	(26,808,147)
Class C	(3,018)	(171,249)
Institutional Class[1]	(328,304)	(7,479,348)
Class R6	(197)	(3,748)
	(1,500,005)	(34,462,492)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	4,063,269	9,128,489
Class C	75,523	226,152
Institutional Class[1]	7,018,786	14,374,228
Class R6	895	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,167,694	26,794,966
Class C	3,018	171,249
Institutional Class[1]	328,113	7,475,257
Class R6	197	3,748
	12,657,495	58,174,089

	Six months ended 12/31/24 (Unaudited)	Year ended 6/30/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(48,853,194)	$(101,548,901)
Class C	(510,986)	(1,044,757)
Institutional Class[1]	(23,437,754)	(65,207,115)
Class R6	—	(25,002)
	(72,801,934)	(167,825,775)
Decrease in net assets derived from capital share transactions	(60,144,439)	(109,651,686)
Net Decrease in Net Assets	(43,850,325)	(91,719,319)

Net Assets:
Beginning of period	510,457,207	602,176,526
End of period	$466,606,882	$510,457,207
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated financial highlights
Macquarie Global Allocation Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 0.38%.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 12/31/24[1] (Unaudited)	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
$7.92	$7.65	$7.73	$9.71	$7.84	$8.11

0.07	0.14	0.13	0.14	0.15	0.17
0.20	0.63	0.57	(1.48)	1.99	(0.07)
0.27	0.77	0.70	(1.34)	2.14	0.10

(0.02)	(0.14)	(0.16)	(0.27)	(0.15)	(0.18)
—	(0.36)	(0.62)	(0.37)	(0.12)	(0.19)
(0.02)	(0.50)	(0.78)	(0.64)	(0.27)	(0.37)

$8.17	$7.92	$7.65	$7.73	$9.71	$7.84

3.46%	10.40%	9.76%[4]	(14.78%)[4]	27.59%[4]	0.95%[4]

$376,685	$407,382	$458,906	$540,381	$756[5]	$686[5]
0.57%	0.60%	0.49%	0.38%	0.32%[7]	0.38%
0.57%	0.60%	0.52%	0.51%	0.35%	0.42%
1.78%	1.76%	1.75%	1.53%	1.65%	2.12%
1.78%	1.76%	1.72%	1.40%	1.62%	2.08%
15%	46%	48%	28%	20%	33%

Consolidated financial highlights
Macquarie Global Allocation Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 1.19%.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 12/31/24[1] (Unaudited)	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
$7.35	$7.14	$7.24	$9.12	$7.39	$7.68

0.04	0.07	0.08	0.06	0.08	0.10
0.18	0.59	0.51	(1.37)	1.86	(0.08)
0.22	0.66	0.59	(1.31)	1.94	0.02

(0.01)	(0.09)	(0.07)	(0.20)	(0.09)	(0.12)
—	(0.36)	(0.62)	(0.37)	(0.12)	(0.19)
(0.01)	(0.45)	(0.69)	(0.57)	(0.21)	(0.31)

$7.56	$7.35	$7.14	$7.24	$9.12	$7.39

2.98%	9.58%	8.84%[4]	(15.33%)[4]	26.45%[4]	0.02%[4]

$2,263	$2,620	$3,189	$4,056	$7[5]	$8[5]
1.32%	1.35%	1.29%	1.21%	1.13%[7]	1.20%
1.32%	1.35%	1.33%	1.26%	1.16%	1.23%
1.03%	1.01%	1.12%	0.70%	0.96%	1.32%
1.03%	1.01%	1.08%	0.65%	0.93%	1.29%
15%	46%	48%	28%	20%	33%

Consolidated financial highlights
Macquarie Global Allocation Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 0.08%.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 12/31/24[1] (Unaudited)	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
$8.06	$7.77	$7.85	$9.85	$7.94	$8.22

0.09	0.16	0.16	0.17	0.18	0.20
0.20	0.65	0.57	(1.50)	2.02	(0.09)
0.29	0.81	0.73	(1.33)	2.20	0.11

(0.03)	(0.16)	(0.19)	(0.30)	(0.17)	(0.20)
—	(0.36)	(0.62)	(0.37)	(0.12)	(0.19)
(0.03)	(0.52)	(0.81)	(0.67)	(0.29)	(0.39)

$8.32	$8.06	$7.77	$7.85	$9.85	$7.94

3.58%	10.75%	10.04%[4]	(14.51%)[4]	28.09%[4]	1.13%[4]

$87,608	$100,406	$140,014	$204,367	$371[5]	$339[5]
0.32%	0.35%	0.19%	0.08%	0.03%[7]	0.07%
0.32%	0.35%	0.22%	0.13%	0.06%	0.12%
2.03%	2.01%	2.00%	1.86%	1.95%	2.42%
2.03%	2.01%	1.97%	1.81%	1.92%	2.37%
15%	46%	48%	28%	20%	33%

Consolidated financial highlights
Macquarie Global Allocation Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 12/31/24[1] (Unaudited)	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
$7.92	$7.66	$7.75	$9.72	$7.84	$8.12

0.09	0.17	0.18	0.16	0.18	0.19
0.20	0.62	0.54	(1.46)	1.99	(0.08)
0.29	0.79	0.72	(1.30)	2.17	0.11

(0.03)	(0.17)	(0.19)	(0.30)	(0.17)	(0.20)
—	(0.36)	(0.62)	(0.37)	(0.12)	(0.19)
(0.03)	(0.53)	(0.81)	(0.67)	(0.29)	(0.39)

$8.18	$7.92	$7.66	$7.75	$9.72	$7.84

3.68%	10.71%	10.12%[4]	(14.39%)[4]	28.06%[4]	1.14%[4]

$51	$49	$68	$52	$—[5,6]	$—[5,6]
0.18%	0.20%	0.18%	0.08%	0.02%	0.07%
0.18%	0.20%	0.20%	0.11%	0.05%	0.10%
2.17%	2.16%	2.39%	1.76%	2.04%	2.42%
2.17%	2.16%	2.37%	1.73%	2.01%	2.39%
15%	46%	48%	28%	20%	33%

Notes to consolidated financial statements
Macquarie Global Allocation Fund	December 31, 2024 (Unaudited)
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 22 series. These consolidated financial statements and the related notes pertain to Macquarie Global Allocation Fund (formerly, Delaware Ivy Wilshire Global Allocation Fund through October 29, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Basis of Consolidation  — Ivy WGA III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company. The date of incorporation of the Company was April 9, 2013. As of December 31, 2024, the net assets held by the Company are $169,219, or approximately 0.04% of the Fund’s net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended December 31, 2024, and for all open tax years (years ended June 30, 2021– June 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Consolidated statement of operations.” During the six months ended December 31, 2024, the Fund did not incur any interest or tax penalties.
As a result of court cases involving several countries across the European Union, the Fund has filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (EU tax reclaims). These filings are subject to various administrative proceedings by each local jurisdiction's tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have be recognized, if any, are reflected as "Other income" in the "Consolidated statement of operations." Related receivables, if any, are

Notes to consolidated financial statements
Macquarie Global Allocation Fund
1. Significant Accounting Policies (continued)
reflected as EU tax reclaims receivable in the “Consolidated statement of assets and liabilities.” Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in the Fund's net asset value. EU tax reclaims and related interest entitlements recognized by the Fund, if any, reduce the amount of foreign taxes, if any, that the Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by the Fund were previously passed-through as foreign tax credits to its US taxable shareholders, the Fund may enter into a closing agreement with the US Internal Revenue Service (the IRS). Doing so will enable the Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that the Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges to the Fund's closing agreement liability are presented as a reduction of "IRS compliance fee for foreign withholding tax claims" in the "Consolidated statement of operations" and its estimated closing agreement liability are presented as "IRS compliance fee for foreign withholding tax claims" in the “Consolidated statement of assets and liabilities.”
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.
The Company's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax Expense/(Benefit):
	Current	Deferred	Total
Federal	$ —	$28,476	$$28,476
State	—	406,255	406,255
Valuation allowance	—	(434,731)	(434,731)
Total Tax Expense/(Benefit)	$ —	$ —	$ —
Components of the Company's deferred tax assets and liabilities as of June 30, 2024 were as follows:
Deferred Tax Assets/(Liabilities):
Basis in partnerships	$9,948,593
Net operating loss	11,039,459
Other	4,529
Total net deferred tax asset/(liability) before valuation allowance	20,992,581
Less: valuation allowance	(20,992,581)
Net deferred tax asset/(liability)	$—

Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending June 30, 2024, of $45,059,016. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and any net operating loss carryforwards from 2018 and forward do not expire as they pertain to federal income tax. Net operating loss carryforwards in Kansas expire starting in 2024.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended June 30, 2024, are as follows:
Pre-tax income/(loss) at the statutory rate	$28,476
Adjustment to prior year deferred taxes	—
State income tax expense, net of federal benefit	406,255
Less: valuation allowance	(434,731)
Total income tax expense/(benefit)	$—
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax Years June 30, 2021 and later are open to examination by federal and state tax authorities under the applicable statute of limitations.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains

Notes to consolidated financial statements
Macquarie Global Allocation Fund
1. Significant Accounting Policies (continued)
and losses are included on the “Consolidated statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended December 31, 2024, the Fund earned $121 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended December 31, 2024, the Fund earned $629 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the following annual rates as a percentage of average daily net assets:
For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.
For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.
Effective October 30, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.33% of the Fund's average daily net assets for all share classes other than Class R6, and 0.19% of the Fund's Class R6 shares' average daily net assets, from October 29, 2025. Prior to October 30, 2024, the Fund had no expense limitation. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 30, 2024 through October 29, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class I	Class R6
0.58%	1.33%	0.33%	0.19%
Effective October 30, 2024, DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund. Prior to October 30, 2024, under an agreement between DMC and Wilshire, Wilshire served as sub-adviser to the Fund. The sub-adviser made investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC paid all applicable costs of the sub-adviser.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of

Notes to consolidated financial statements
Macquarie Global Allocation Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the six months ended December 31, 2024, the Fund paid $13,428 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s  fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended December 31, 2024, the Fund paid $16,214 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund paid DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended December 31, 2024, the Fund paid $15,303 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”
For the six months ended December 31, 2024, DDLP earned $12,848 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2024, DDLP received gross CDSC commissions of $352 and $200 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the six months ended December 31, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Affiliated Mutual Funds—99.81%
Macquarie Core Equity Fund	$57,382,336	$14,078,528	$(7,134,535)	$448,170	$(1,806,765)
Macquarie Diversified Income Fund	81,978,042	3,691,392	(11,337,031)	250,808	233,117
Macquarie Emerging Markets Debt Corporate Fund	10,231,992	471,161	(1,473,081)	34,502	57,428
Macquarie Global Bond Fund	83,917,699	1,818,994	(18,196,002)	(721,086)	1,999,173
Macquarie Growth and Income Fund	—	34,332,546	(960,983)	(35,529)	(4,103,828)
Macquarie International Core Equity Fund	115,408,148	2,201,455	(22,425,055)	1,076,038	(3,204,895)
Macquarie Large Cap Growth Fund	59,017,811	1,124,123	(9,762,951)	4,146,434	(745,021)
Macquarie Limited-Term Diversified Income Fund	10,207,002	515,153	(1,422,197)	12,615	81,184
Macquarie Mid Cap Growth Fund	4,913,876	455,382	(537,885)	320	(203,736)
Macquarie Opportunity Fund	4,911,715	692,081	(864,226)	87,692	(82,645)
Macquarie Small Cap Core Fund	15,238,365	7,034,266	(2,089,382)	80,352	768,758
Macquarie Systematic Emerging Markets Equity Fund	10,395,216	742,623	(1,210,983)	149,024	(767,813)
Macquarie Value Fund	54,679,066	7,106,509	(34,887,440)	(264,418)	(2,003,690)
	$508,281,268	$74,264,213	$(112,301,751)	$5,264,922	$(9,778,733)

Notes to consolidated financial statements
Macquarie Global Allocation Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Common Stocks—0.03%
Media Group Holdings	$61,461	$—	$(57,996)	$—	$136,897
Media Group Holdings	—	—	—	—	—
	$61,461	$—	$(57,996)	$—	$136,897
Total	$508,342,729	$74,264,213	$(112,359,747)	$5,264,922	$(9,641,836)
	Value, end of period	Shares	Income distributions	Capital gain distributions
Affiliated Mutual Funds—99.81%
Macquarie Core Equity Fund	$62,967,734	2,926,010	$210,130	$5,621,042
Macquarie Diversified Income Fund	74,816,328	9,896,340	1,751,935	—
Macquarie Emerging Markets Debt Corporate Fund	9,322,002	1,223,360	342,658	—
Macquarie Global Bond Fund	68,818,778	7,512,967	1,408,550	—
Macquarie Growth and Income Fund	29,232,206	1,992,652	216,199	2,570,418
Macquarie International Core Equity Fund	93,055,691	4,497,617	780,942	—
Macquarie Large Cap Growth Fund	53,780,396	1,327,256	—	813,762
Macquarie Limited-Term Diversified Income Fund	9,393,757	1,195,134	210,723	—
Macquarie Mid Cap Growth Fund	4,627,957	155,353	—	280,178
Macquarie Opportunity Fund	4,744,617	137,167	42,946	453,568
Macquarie Small Cap Core Fund	21,032,359	691,399	143,150	115,549
Macquarie Systematic Emerging Markets Equity Fund	9,308,067	480,292	324,854	—
Macquarie Value Fund	24,630,027	1,807,045	396,029	5,532,721
	$465,729,919		$5,828,116	$15,387,238
Common Stocks—0.03%
Media Group Holdings	140,362	72,709	—	—
Media Group Holdings	—	9,113	—	—
	$140,362		$—	$—
Total	$465,870,281		$5,828,116	$15,387,238
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.

3. Investments
For the six months ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$74,264,213
Sales	114,529,013
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$479,952,375
Aggregate unrealized appreciation of investments	$118,325,352
Aggregate unrealized depreciation of investments	(131,076,054)
Net unrealized depreciation of investments	$(12,750,702)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At June 30, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ —	$5,152,866	$ 5,152,866
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or

Notes to consolidated financial statements
Macquarie Global Allocation Fund
3. Investments (continued)
liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 3	Total
Securities
Assets:
Affiliated Mutual Funds	$465,729,919	$—	$465,729,919
Common Stocks	—	140,362[1]	140,362
Short-Term Investments	1,331,392	—	1,331,392
Total Value of Securities	$467,061,311	$140,362	$467,201,673

[1]The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended December 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	12/31/24	6/30/24
Shares sold:
Class A	493,399	1,189,224
Class C	9,942	31,734
Institutional Class[1]	843,093	1,844,175
Class R6	106	—

Shares issued upon reinvestment of dividends and distributions:
Class A	141,026	3,523,698
Class C	393	24,337
Institutional Class[1]	38,922	966,609
Class R6	24	492
	1,526,905	7,580,269

Shares redeemed:
Class A	(5,948,396)	(13,258,212)
Class C	(67,629)	(146,302)
Institutional Class[1]	(2,806,925)	(8,362,733)
Class R6	—	(3,196)
	(8,822,950)	(21,770,443)
Net decrease	(7,296,045)	(14,190,174)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Consolidated statements of changes in net assets.” For the six months ended December 31, 2024 and the year ended June 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
12/31/24	4,392	—	—	4,316	$36,321
Year ended
6/30/24	5,537	326	302	5,444	44,966

Notes to consolidated financial statements
Macquarie Global Allocation Fund
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the period then ended.
6. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Fund made no Interfund Loans under the Interfund Lending Program during the six months ended December 31, 2024.
7. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended December 31, 2024, the Fund had no securities out on loan.
8. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Notes to consolidated financial statements
Macquarie Global Allocation Fund
8. Credit and Market Risks (continued)
The performance of the Fund will depend on the success of the allocations among the chosen Underlying Funds, and in general, the Fund is subject to the same risks as those of its Underlying Funds.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Restricted securities have been identified on the “Consolidated schedule of investments.”
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Fund's consolidated financial statements.

Other Fund information (Unaudited)
Macquarie Global Allocation Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Global Allocation Fund (formerly, Delaware Ivy Wilshire Global Allocation Fund) (the “Fund”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreement with Wilshire Advisors LLC (the “Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract

Other Fund information (Unaudited)
Macquarie Global Allocation Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Sub-Adviser who will provide these services, including the Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted that the Sub-Adviser is part of Macquarie’s global investment platform that has offices and personnel that are located around the world. The platform provides research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Fund was managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”),

Other Fund information (Unaudited)
Macquarie Global Allocation Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
and that the Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe and for the 10-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted, however, that the Fund underperformed its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Sub-Adviser.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to

Other Fund information (Unaudited)
Macquarie Global Allocation Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

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Attention: 534437
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Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4210261)
SA-IWGAX-0225
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	March 7, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer

Date:	March 7, 2025